Related-party transactions (Details) SFr in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024 CHF (SFr) person	Dec. 31, 2023 CHF (SFr) person	Dec. 31, 2022 CHF (SFr) person	Dec. 31, 2023 person
Related-party transactions
Number of individuals, Board of Directors | person	6			8
Number of individuals, Executive Management | person	7	7	7
Short-term employee benefits	SFr 5,071	SFr 4,661	SFr 4,187
Post-employment benefits	476	446	295
Share-based compensation	3,571	3,251	2,503
Total compensation	SFr 9,118	SFr 8,358	SFr 6,985